Debt and Equity Securities - Maturity of Amortized Cost and Estimated Market Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities Held-to-maturity, Due in one year or less, Amortized Cost	$ 1,309
Securities Held-to-maturity, Due after one year through five years, Amortized Cost	10,390
Securities Held-to-maturity, Due after five years through ten years, Amortized Cost	3,985
Securities Held-to-maturity, Due after ten years, Amortized Cost	3,136
Securities Held-to-maturity, Gross Amortized Cost	18,820
Securities Held-to-maturity, Mortgage-backed securities, Amortized Cost	9,375
Securities Held-to-maturity, Amortized Cost	28,195	$ 28,123
Securities Held-to-maturity, Due in one year or less, Estimated Market Value	1,321
Securities Held-to-maturity, Due after one year through five years, Estimated Market Value	10,541
Securities Held-to-maturity, Due after five years through ten years, Estimated Market Value	4,050
Securities Held-to-maturity, Due after ten years, Estimated Market Value	3,187
Securities Held-to-maturity, Gross Estimated Market Value	19,099
Securities Held-to-maturity, Mortgage-backed securities, Estimated Market Value	9,266
Securities Held-to-maturity, Estimated Market Value	28,365	28,400
Securities Available-For-Sale, Due in one year or less, Amortized Cost	0
Securities Available-For-Sale, Due after one year through five years, Amortized Cost	42,769
Securities Available-For-Sale, Due after five years through ten years, Amortized Cost	62,760
Securities Available-For-Sale, Due after ten years, Amortized Cost	2,741
Securities Available-For-Sale, Gross Amortized Cost	108,270
Securities Available-For-Sale, Mortgage-backed securities, Amortized Cost	224,236
Securities Available-For-Sale, Amortized Cost	332,506	347,520
Securities Available-For-Sale, Due in one year or less, Estimated Market Value	0
Securities Available-For-Sale, Due after one year through five years, Estimated Market Value	42,767
Securities Available-For-Sale, Due after five years through ten years, Estimated Market Value	62,659
Securities Available-For-Sale, Due after ten years, Estimated Market Value	2,753
Securities Available-For-Sale, Gross Estimated Market Value	108,179
Securities Available-For-Sale, Mortgage-backed securities, Estimated Market Value	222,949
Securities Available-For-Sale, Estimated Market Value	$ 331,128	$ 346,420